Business and Intangible Asset Acquisitions and Joint Ventures - Narrative (Details) $ in Thousands, € in Millions, AUD in Millions															12 Months Ended
	Jul. 27, 2015 USD ($) Country	Jul. 27, 2015 EUR (€) Country	Mar. 25, 2015 USD ($)	Mar. 25, 2015 EUR (€)	Dec. 17, 2014 USD ($)	Oct. 10, 2014 USD ($)	Oct. 10, 2014 AUD	Sep. 30, 2014 USD ($)	Mar. 04, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 12, 2012 USD ($)	Dec. 12, 2012 EUR (€)	Oct. 01, 2012 USD ($)	Jul. 26, 2012 USD ($)	May. 31, 2015 USD ($)	May. 31, 2014 USD ($)	May. 31, 2013 USD ($)	Jun. 01, 2015 customer
Business Acquisition [Line Items]
Goodwill															$ 1,491,833	$ 1,337,285	$ 1,044,222
Net proceeds from sales of investments and business															10,597	3,607	1,227
Remaining noncontrolling interest purchased by parent															0	0	242,000
Global Payments Asia-Pacific Philippines Incorporated
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					51.00%
Ownership percentage by noncontrolling owners					49.00%
Comercia Global Payments
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners										49.00%
Commercia Global Payments Brazil
Business Acquisition [Line Items]
Net proceeds from sales of investments and business										$ 2,100
Ownership percentage by noncontrolling owners										50.00%
Payments to Acquire Other Investments															$ 11,400
Global Payments Asia Pacific Limited
Business Acquisition [Line Items]
Remaining noncontrolling interest purchased by parent														$ 242,000
Ownership percentage by noncontrolling owners														44.00%
Reduction accounted for in equity														$ 96,000
Interest expense																$ 3,300	$ 8,400
Minimum
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															2 years
Maximum
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															26 years
Realex Payments
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired			95.00%
Business acquisition, transaction costs			$ 1,200
Goodwill			67,220
Ezidebit
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired						100.00%
Cash paid						$ 266,000	AUD 302.6
Goodwill						$ 192,225
Fidelity Information Services’ (FIS) Check Gaming Guarantee business
Business Acquisition [Line Items]
Cash paid								$ 237,500
Number of Customers Acquired | customer																		260
Services Agreement, Term								10 years
Global Payments Asia-Pacific Philippines Incorporated
Business Acquisition [Line Items]
Cash paid					$ 3,600
PayPros
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired									100.00%
Cash paid									$ 426,500
Goodwill									$ 270,878
Banca Civica
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired											100.00%
Goodwill											$ 4,445
Consideration transferred											$ 22,900	€ 17.5
Accelerated Payment Technologies (United States)
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired													100.00%
Cash paid													$ 410,200
Goodwill													$ 308,518
Contract-based and customer-related finite-lived intangible assets | Realex Payments
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															16 years
Contract-based and customer-related finite-lived intangible assets | Ezidebit
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															15 years
Trade names | Realex Payments
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															7 years
Trade names | Ezidebit
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															5 years
Customer-related intangible assets | PayPros
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life									13 years
Customer-related intangible assets | Banca Civica
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															10 years
Customer-related intangible assets | Accelerated Payment Technologies (United States)
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															12 years
Contract-based intangible assets | PayPros
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															13 years
Contract-based intangible assets | Banca Civica
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															18 years
Contract-based intangible assets | Accelerated Payment Technologies (United States) | Minimum
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															1 year 6 months
Contract-based intangible assets | Accelerated Payment Technologies (United States) | Maximum
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															10 years
Technology-based intangible assets | Realex Payments
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															10 years
Technology-based intangible assets | Ezidebit
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															15 years
Technology-based intangible assets | PayPros
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															7 years
Technology-based intangible assets | Accelerated Payment Technologies (United States)
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life															8 years
Euro | Realex Payments
Business Acquisition [Line Items]
Cash paid | €				€ 110.2
United States of America, Dollars | Realex Payments
Business Acquisition [Line Items]
Cash paid			$ 118,900
Subsequent Event
Business Acquisition [Line Items]
Number of countries in which joint venture operates | Country	3	3
Subsequent Event | Global Payments and Caixa Bank Joint Venture
Business Acquisition [Line Items]
Ownership percentage of joint venture	51.00%	51.00%
Subsequent Event | Global Payments, CaixaBank S.A., and Erste Group Bank AG Joint Venture | Global Payments and Caixa Bank Joint Venture
Business Acquisition [Line Items]
Ownership percentage of joint venture	51.00%	51.00%
Payments to acquire interest in joint venture	$ 33,000	€ 30.0
Subsequent Event | Global Payments, CaixaBank S.A., and Erste Group Bank AG Joint Venture | Erste Group
Business Acquisition [Line Items]
Ownership percentage of joint venture	49.00%	49.00%